GENWORTH FINANCIAL ASSET MANAGEMENT FUNDS
Genworth Financial Contra Fund (the “Fund)

SUPPLEMENT TO THE PROSPECTUS
DATED JANUARY 31, 2013

The date of this Supplement is November 26, 2013

1.           In connection with the previously disclosed change in control of the advisor, Genworth Financial Wealth Management, Inc. has changed its name to AssetMark, Inc. All references in the Prospectus to “Genworth Financial Wealth Management, Inc.” are replaced with references to “AssetMark, Inc.,” and all references to “GFWM” are replaced with references to “AssetMark.”

2.           The Fund’s website has changed from www.GenworthWealth.com to www.AssetMark.com.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

GENWORTH FINANCIAL ASSET MANAGEMENT FUNDS
Genworth Financial Contra Fund (the “Fund”)

SUPPLEMENT TO THE
STATEMENT OF ADDITIONAL INFORMATION
DATED JANUARY 31, 2013

The date of this Supplement is November 26, 2013

1.           In connection with the previously disclosed change in control of the advisor, Genworth Financial Wealth Management, Inc. has changed its name to AssetMark, Inc. All references in the Statement of Additional Information to “Genworth Financial Wealth Management, Inc.” are replaced with references to “AssetMark, Inc.,”  and all references to “GFWM” are replaced with references to “AssetMark.” Additionally, all references to “Genworth Financial Trust Company” are replaced with references to “AssetMark Trust Company.”

2.           The Fund’s website has changed from www.GenworthWealth.com to www.AssetMark.com.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE